Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Loss Before Provision for Income Taxes [Line Items]
US	$ 1,740,284	$ 6,283,458	$ 5,259,044
Foreign	782,945	623,552	1,521,354
Loss before income taxes	$ 2,523,229	$ 6,907,010	$ 6,780,398